Gold Bullion Loans (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Finance income (cost)	$ 2,660,510	$ 605,775	$ 549,213
Interest accretion expense	736,331	988,530	819,060
Gold bullion loans [member]
Statement Line Items [Line Items]
Proceeds from loan	292,241	287,800
Finance income (cost)	306,608	375,921	337,012
Interest accretion expense	46,667	268,280	$ 272,991
Gold bullion loans [member] | USD
Statement Line Items [Line Items]
Proceeds from loan	$ 203,750	$ 216,857